COMMON STOCK, STOCK OPTIONS AND WARRANTS	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Notes to Financial Statements
NOTE 7. COMMON STOCK, STOCK OPTIONS AND WARRANTS

Common Stock

In May 2014, the Company issued 200,000 shares of common stock for $50,000, or $0.25 per share.

On September 12, 2014, in connection with the Reverse Acquisition, 5,000,000 shares of common stock were recorded in the financial statements of Citius Pharmaceuticals, LLC, the accounting acquirer (See Note 1 - Reverse Acquisition).

Private Offerings

In 2014, the Company entered into an investment banking agreement to raise up to $5.1 million and issue up to 8,500,000 Units described below. The agreement contemplated a Reverse Acquisition with a public company. As of December 31, 2013, the Company capitalized as deferred offering costs a $25,000 retainer for legal costs associated with this offering. The $25,000 retainer was charged to additional paid-in capital on completion of the first closing of the offering.

On September 12, 2014, the Company sold 3,400,067 Units for a purchase price of $0.60 per Unit for gross proceeds of $2,040,040. Each Unit consists of one share of common stock and one five-year warrant (the "Investor Warrants") to purchase one share of common stock at an exercise price of $0.60, (the "Private Offering"). The exercise price of the Investor Warrants is subject to weighted average adjustment, for up to one year, if the Company issues common stock at a price lower than the exercise price, subject to certain exceptions. The 2015 private placement described below did not result in an adjustment of the exercise price. The Investor Warrants will be redeemable by the Company at a price of $0.001 per Investor Warrant at any time subject to the conditions that (i) the common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.50 per share with an average trading volume of 50,000 shares per day and (ii) the Company provides 20 trading days prior notice of the redemption and the closing price of the common stock is not less than $1.17 for more than any 3 days during such notice period and (iii) the underlying shares of common stock are registered.

The Placement Agent was paid a commission of ten percent (10%) and a non-accountable expense allowance of three percent (3%) of the funds raised in the Private Offering. As a result of the foregoing arrangement, the Placement Agent was paid commissions and expenses of $265,206. In addition, the Company issued to the Placement Agent and their designees five-year warrants (the "Placement Agent Unit Warrants") to purchase 680,013 Units at an exercise price of $0.60 per Unit. The Placement Agent Unit Warrants are exercisable on a cash or cashless basis with respect to purchase of the Units, and will be exercisable only for cash with respect to warrants received as part of the Units. The exercise price of the warrants underlying the Placement Agent Unit Warrants is subject to weighted-average adjustment, for up to one year, if the Company issues common stock at a price lower than the exercise price, subject to certain exceptions.

In addition, the Placement Agent was issued warrants to purchase 1,000,000 shares of common stock exercisable for cash at $0.60 per share for investment banking services provided in connection with the transaction (the "Placement Agent Share Warrants"). Other cash expenses related to the private placement totaled $169,000. The Placement Agent may, while the Placement Agent Unit Warrants are outstanding, appoint one person to the Board of Directors, and designate one person who may attend meetings of the Board of Directors as an observer.

In connection with the Private Offering, the Company entered into a Registration Rights Agreement pursuant to which the Company is required to file a registration statement (the "Registration Statement"), registering for resale all shares of common stock (i) included in the Units; and (ii) issuable upon exercise of the Investor Warrants. The Company has agreed to use its reasonable efforts to cause the Registration Statement to be filed no later than 60 days after the completion of the Private Offering (the "Filing Deadline"), and to have the Registration Statement declared effective within 180 days of the Filing Deadline. The Private Offering is still in progress. Any holders of the shares of common stock removed from the Registration Statement as a result of a Section 415 comment from the SEC shall be included in a subsequent registration statement the Company will file no later than six months after the prior registration statement (or such other period as permitted by SEC rules).

Between March 19, 2015 and June 26, 2015, the Company sold an additional 2,045,371 Units for a purchase price of $0.54 per Unit and 100,000 Units for a purchase price of $0.60 per Unit for gross proceeds of $1,164,500. Each Unit consists of one share of common stock and one Investor Warrant (see description above). There was no placement agent for the 2015 private placements and other cash expenses related to the placements were $85,447. The investors were granted registration rights as described above. In connection with these financings, the Company credited $541,002 to stockholders' equity (deficit) and $538,051 to derivative warrant liability.

Stock Options

On September 12, 2014, the Board of Directors adopted the 2014 Stock Incentive Plan (the "2014 Plan") and reserved 13,000,000 shares of common stock for issuance to employees, directors and consultants. On September 12, 2014, the stockholders approved the plan. Pursuant to the 2014 Plan, the Board of Directors (or committees and/or executive officers delegated by the Board of Directors) may grant stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards and cash-based awards. As of June 30, 2015, there were options to purchase an aggregate of 3,900,000 shares of common stock outstanding under the 2014 Plan and 9,100,000 shares available for future grants.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. Due to its limited operating history and limited number of sales of its Common Stock, the Company estimated its volatility in consideration of a number of factors including the volatility of comparable public companies. The Company uses historical data, as well as subsequent events occurring prior to the issuance of the financial statements, to estimate option exercises and employee terminations within the valuation model. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The expected term of stock options granted, all of which qualify as "plain vanilla," is based on the average of the contractual term (generally 10 years) and the vesting period. For non-employee options, the expected term is the contractual term.

A summary of option activity under the 2014 Plan as of June 30, 2015 and the changes during the nine months then ended is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 1, 2014	3,300,000	$0.45	9.96 years
Granted	600,000	0.60
Exercised	-	-
Forfeited or expired	-	-
Outstanding at June 30, 2015	3,900,000	$0.47	9.19 years	$297,000
Exercisable at June 30, 2015	1,550,000	$0.47	8.99 years	$117,000

On September 12, 2014, the Board of Directors granted stock options to purchase 3,300,000 shares of common stock at an exercise price of $0.45 per share. The weighted average grant-date fair value of the options granted was estimated at $0.34 per share. These options vest over three years and have a term of 10 years.

On April 1, 2015, the Board of Directors granted stock options to purchase 100,000 shares of common stock at an exercise price of $0.60 per share. The weighted average grant-date fair value of the options granted was estimated at $0.16 per share. These options vested immediately and have a term of 5 years. On June 1, 2015, the Board of Directors granted stock options to purchase 500,000 shares of common stock at an exercise price of $0.60 per share. The weighted average grant-date fair value of the options granted was estimated at $0.27 per share. These options vested over three years and have a term of 10 years.

Stock-based compensation expense for the three months ended June 30, 2015 and 2014 was $163,547 and $0, respectively. Stock-based compensation expense for the nine months ended June 30, 2015 and 2014 was $381,076 and $0, respectively.

At June 30, 2015, unrecognized total compensation cost related to unvested awards of $433,120 is expected to be recognized over a weighted average period of 1.7 years.

Warrants

The Company has reserved 7,905,464 shares of common stock for the exercise of outstanding warrants. The following table summarizes the warrants outstanding at June 30, 2015:

	Exercise price	Number		Expiration Date
Investor Warrants	$0.60	3,400,067	(1)	September 12, 2019
Placement Agent Unit Warrants	0.60	680,013		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	0.60	680,013	(1)	September 12, 2019
Placement Agent Share Warrants	0.60	1,000,000	(1)	September 12, 2019
Investor Warrants	0.60	500,000	(1)	March 19, 2020
Investor Warrants	0.60	583,334	(1)	April 22, 2020
Investor Warrants	0.60	258,333	(1)	April 30, 2020
Investor Warrants	0.60	333,334	(1)	June 10, 2020
Investor Warrants	0.60	100,000	(1)	June 22, 2020
Investor Warrants	0.60	370,370	(1)	June 26, 2020
		7,905,464

(1)     Fair value of these warrants are included in the derivative warrant liability

The weighted average remaining life of the warrants is 4.38 years. At June 30, 2015, all warrants are exercisable and there is no aggregate intrinsic value for the warrants outstanding.

Common Stock

During the year ended December 31, 2012, the Company issued 2,000,000 shares of common stock for $500,000, or $0.25 per share. In March 2014, the Company issued 200,000 shares of common stock for $50,000, or $0.25 per share.

On September 12, 2014, in connection with the Reverse Acquisition, 5,000,000 shares of common stock were recorded in the financial statements of Citius Pharmaceuticals, LLC, the accounting acquirer (See Note 1 – Reverse Acquisition).

Private Offering

In 2014, the Company entered into an investment banking agreement to raise up to $5.1 million and issue up to 8,500,000 Units described below. The agreement contemplated a Reverse Acquisition with a public company. As of December 31, 2013, the Company capitalized as deferred offering costs a $25,000 retainer for legal costs associated with this offering. The $25,000 retainer was charged to additional paid-in capital on completion of the first closing of the offering.

On September 12, 2014, the Company sold 3,400,067 Units for a purchase price of $0.60 per Unit for gross proceeds of $2,040,040. Each Unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.60, (the “Private Offering”). The exercise price of the Investor Warrants is subject to adjustment, for up to one year, if the Company issues common stock at a price lower than the exercise price, subject to certain exceptions. The Investor Warrants will be redeemable by the Company at a price of $0.001 per Investor Warrant at any time subject to the conditions that (i) the common stock has traded for twenty (20) consecutive trading days with a closing price of at least $1.50 per share with an average trading volume of 50,000 shares per day and (ii) the Company provides 20 trading days prior notice of the redemption and the closing price of the common stock is not less than $1.17 for more than any 3 days during such notice period and (iii) the underlying shares of common stock are registered.

The Placement Agent was paid a commission of ten percent (10%) and a non-accountable expense allowance of three percent (3%) of the funds raised in the Private Offering. As a result of the foregoing arrangement, the Placement Agent was paid commissions and expenses of $265,206. In addition, the Company issued to the Placement Agent and their designees five-year warrants (the “Placement Agent Unit Warrants”) to purchase 680,013 Units at an exercise price of $0.60 per Unit. The Placement Agent Unit Warrants are exercisable on a cash or cashless basis with respect to purchase of the Units, and will be exercisable only for cash with respect to warrants received as part of the Units. The exercise price of the warrants underlying the Placement Agent Unit Warrants is subject to adjustment, for up to one year, if the Company issues common stock at a price lower than the exercise price, subject to certain exceptions.

In addition, the Placement Agent was issued warrants to purchase 1,000,000 shares of common stock exercisable for cash at $0.60 per share for investment banking services provided in connection with the transaction (the “Placement Agent Share Warrants”). Other cash expenses related to the private placement totaled $169,000. The Placement Agent may, while the Placement Agent Unit Warrants are outstanding, appoint one person to the Board of Directors, and designate one person who may attend meetings of the Board of Directors as an observer.

In connection with the Private Offering, the Company entered into a Registration Rights Agreement pursuant to which the Company is required to file a registration statement (the “Registration Statement”), registering for resale all shares of common stock (i) included in the Units; and (ii) issuable upon exercise of the Investor Warrants. The Company has agreed to use its reasonable efforts to cause the Registration Statement to be filed no later than 60 days after the completion of the Private Offering (the “Filing Deadline”), and to have the Registration Statement declared effective within 180 days of the Filing Deadline. The Private Offering is still in progress. Any holders of the shares of common stock removed from the Registration Statement as a result of a Section 415 comment from the SEC shall be included in a subsequent registration statement the Company will file no later than six months after the prior registration statement (or such other period as permitted by SEC rules).

Stock Options

On September 12, 2014, the Board of Directors adopted the 2014 Stock Incentive Plan (the “2014 Plan”) and reserved 13,000,000 shares of common stock for issuance to employees, directors and consultants. On September 12, 2014, the stockholders approved the plan. Pursuant to the 2014 Plan, the Board of Directors (or committees and/or executive officers delegated by the Board of Directors) may grant stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards and cash-based awards. As of September 30, 2014, there were options to purchase an aggregate of 3,300,000 shares of common stock outstanding under the 2014 Plan and 9,700,000 shares available for future grants.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table. Due to its limited operating history and limited number of sales of its Common Stock, the Company estimated its volatility in consideration of a number of factors including the volatility of comparable public companies. The Company uses historical data, as well as subsequent events occurring prior to the issuance of the financial statements, to estimate option exercises and employee terminations within the valuation model. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The expected term of stock options granted, all of which qualify as “plain vanilla,” is based on the average of the contractual term (generally 10 years) and the vesting period. For non-employee options, the expected term is the contractual term.

The following assumptions were used in determining the fair value of stock option grants during the nine months ended September 30, 2014:

Risk-free interest rate	1.83%
Expected dividend yield	0%
Expected term	5 – 6 years
Forfeiture rate	0%
Expected volatility	54%

A summary of option activity under the 2014 Plan as of September 30, 2014 and the changes during the nine months then ended is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	—	$—
Granted	3,300,000	0.45
Exercised	—	—
Forfeited or expired	—	—
Outstanding at September 30, 2014	3,300,000	$0.45	9.96 years	$495,000
Exercisable at September 30, 2014	1,300,000	$0.45	9.96 years	$195,000

On September 12, 2014, the Board of Directors granted stock options to purchase 3,300,000 shares of common stock at an exercise price of $0.45 per share. The weighted average grant-date fair value of the options granted was estimated at $0.34 per share. These options vest over three years and have a term of 10 years.

Stock-based compensation expense for the nine months ended September 30, 2014 was $470,185.

At September 30, 2014, unrecognized total compensation cost related to unvested awards of $662,493 is expected to be recognized over a weighted average period of 1.81 years.

Warrants

The Company has reserved 5,760,093 shares of common stock for the exercise of outstanding warrants. The following table summarizes the warrants outstanding at September 30, 2014:

	Exercise price	Number		Expiration Date
Investor Warrants	$0.60	3,400,067	(1)	September 12, 2019
Placement Agent Unit Warrants	$0.60	680,013		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	$0.60	680,013	(1)	September 12, 2019
Placement Agent Share Warrants	$0.60	1,000,000	(1)	September 12, 2019
		5,760,093

(1) Fair value of these warrants are included in the derivative warrant liability

The weighted average remaining life of the warrants is 4.95 years. At September 30, 2014, all warrants are exercisable and there is no aggregate intrinsic value for the warrants outstanding.